Warrants	12 Months Ended
Dec. 31, 2021
Warrants
Warrants

11. Warrants

In February 2019, in connection with the 2019 Term Loan Advance, the Company issued a warrant to SVB for the purchase of 28,338 shares of common stock at an exercise price of $0.24 per share (the “2019 SVB common stock warrant”). The 2019 SVB common stock warrant was immediately exercisable and expires in February 2029. The warrant was classified as an equity instrument and recorded at its fair value of less than $0.1 million on the date of issuance through additional paid-in-capital. In connection with the closing of the Merger, all of the outstanding 2019 SVB common stock warrants were converted into shares of the Company’s common stock.

In March 2020, in connection with the 2020 Term Loan Advance, the Company issued a warrant to SVB for the purchase of 279,974 shares of common stock at an exercise price of $0.40 per share (the “2020 SVB common stock warrant”). The 2020 SVB common stock warrant was immediately exercisable and expires in March 2030. The warrant was classified as an equity instrument and recorded at its fair value of less than $0.1 million on the date of issuance through additional paid-in-capital. In connection with the closing of the Merger, all of the outstanding 2020 SVB common stock warrants were converted into shares of the Company’s common stock.

In December 2020, in connection with the JPM Term Loan, the Company issued a warrant to JPM for the purchase of 377,837 shares of common stock at an exercise price of $0.42 per share (the “2020 JPM common stock warrant”). The 2020 JPM common stock warrant was immediately exercisable and expires in December 2030. The warrant was classified as an equity instrument and recorded at its fair value of $0.1 million on the date of issuance through additional paid-in-capital. In connection with the closing of the Merger, all of the outstanding 2020 JPM common stock warrants were converted into shares of the Company’s common stock.

In January 2021, in connection with a Business Development Agreement entered into with Finback Evolv II, LLC (“Finback BDA”), the Company issued a warrant to Finback for the purchase of 2,552,913 shares of common stock at an exercise price of $0.42 per share. The 2021 Finback common stock warrants vest upon meeting certain sales criteria as defined in the agreement and expires in January 2031. The warrants will be accounted for under ASC 718 Compensation – Stock Compensation as the warrants will vest upon certain performance conditions being met (see Note 11). As of December 31, 2021, none of the vested 2021 Finback common stock warrants were exercised.

In connection with the closing of the Merger, the Company assumed the Public Warrants for the purchase of 14,325,000 shares of common stock at an exercise price of $11.50. The Public Warrants are immediately exercisable and expire in July 2026. The Public Warrants are classified as a liability and recorded at its fair value of $23.6 million on the date of the closing of the Merger with an offset to additional paid-in-capital and is subsequently remeasured to fair value at each reporting date based on the publicly available trading price. The change in fair value of the public warrant liability of $12.6 million was recognized as a component of other income (expense), net in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2021.

As of December 31, 2021 and 2020, warrants to purchase the following classes of Preferred Stock and common stock outstanding consisted of the following in the tables below:

December 31, 2021
	Contractual			Shares Issuable	Weighted
	Term	Underlying Equity	Balance Sheet	Upon Exercise	Average
Issuance Date	(in years)	Instrument	Classification	of Warrant	Exercise Price
January 13, 2021	10	Common stock	Equity	2,552,913	$0.42
July 16, 2021	5	Common stock	Liability	14,324,994	$11.50
				16,877,907

December 31, 2021

	Contractual			Shares Issuable	Weighted
	Term	Underlying Equity	Balance Sheet	Upon Exercise of	Average
Issuance Date	(in years)	Instrument	Classification	Warrant	Exercise Price
March 17, 2014	10	Common stock	Liability	94,459	$0.24
September 28, 2016	10	Preferred Stock	Temporary Equity	1,014,963	$0.003
July 5, 2017	10	Common stock	Equity	141,689	$0.24
February 12, 2019	10	Common stock	Equity	28,338	$0.24
March 30, 2020	10	Common stock	Equity	279,974	$0.40
December 3, 2020	10	Common stock	Equity	377,837	$0.42
				1,937,260